PRIME MANAGEMENT OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust
Institutional Shares
SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 11, 2004 (Revised August 27, 2004)
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     Under the  section  entitled  "How to Redeem  Shares,"  please  delete  the sub-section entitled "Limitations on Redemption Proceeds" and replace it with the following:

     Limitations on Redemption Proceeds

     Redemption proceeds normally are wired within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

|X|  to allow your purchase to clear;

|X| during any period when the Federal Reserve wire or applicable Federal Reserve Banks are closed, other than customary weekend and holiday closings,

|X| during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted due to market-wide events; or

|X| during any period which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.



                                                               September 3, 2004



        Prime Management Obligations Fund
        Federated Investors Funds
        5800 Corporate Drive
        Pittsburgh, PA 15237-7000
        www.federatedinvestors.com
        --------------------------
        Contact us at 1-800-341-7400 or
        www.federatedinvestors.com/contact
        ----------------------------------
        Federated Securities Corp., Distributor


        Cusip 60934N112
        31181 (9/014)